VOYA FUNDS TRUST

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya Government Money Market Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Duration Bond Fund

Voya Short Duration High Income Fund

Voya Strategic Income Opportunities Fund

(collectively, the “Funds”)

Supplement dated November 29, 2024

to the Funds’ current Statements of Additional Information,

each dated July 31, 2024, as supplemented

(together, the “SAIs”)

Effective immediately, the SAIs are revised as follows:

1. The table in the sub-section of the SAI for Voya Government Money Market Fund entitled “Portfolio Management – Ownership of Securities” is deleted in its entirety and replaced with the following:

Portfolio	Investment	Fund(s) Managed by the Portfolio Manager	Dollar Range of
Manager	Adviser or Sub-		Fund Shares Owned
Adviser
David S. Yealy1	Voya IM	Voya Government Money Market Fund	None

1 In addition to the investments shown in this table, Mr. Yealy has allocated a dollar range of $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya Government Money Market Fund.

2. The table in the sub-section of the SAI for Voya Floating Rate Fund, Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund, Voya Short Duration High Income Fund, and Voya Strategic Income Opportunities Fund entitled “Portfolio Management – Ownership of Securities” is deleted in its entirety and replaced with the following:

Portfolio	Investment	Fund(s) Managed by the Portfolio Manager	Dollar Range of
Manager	Adviser or Sub-		Fund Shares Owned
Adviser
Sean Banai, CFA1	Voya IM	Voya Intermediate Bond Fund	$100,001-$500,000

		Voya Short Duration Bond Fund	None

		Voya Strategic Income Opportunities Fund	$10,001 - $50,000

Mohamed Basma,	Voya IM	Voya Floating Rate Fund	None
CFA2
		Voya High Yield Bond Fund	$50,001 - $100,000

James Dudnick, CFA3	Voya IM	Voya Short Duration High Income Fund	$500,001 -
$1,000,000
Jeff Dutra4	Voya IM	Voya GNMA Income Fund	$10,001-$50,000

Steven Gish, CFA5	Voya IM	Voya Short Duration High Income Fund	$100,001 - $500,000

David Goodson6	Voya IM	Voya Intermediate Bond Fund	$10,001 - $50,000

		Voya Short Duration Bond Fund	None

Justin Kass, CFA7	Voya IM	Voya Short Duration High Income Fund	Over $1,000,000

Justin McWhorter8	Voya IM	Voya GNMA Income Fund	$10,001-$50,000

Randall Parrish, CFA9	Voya IM	Voya Floating Rate Fund	$100,001-$500,000

		Voya High Yield Bond Fund	Over $1,000,000

		Voya Intermediate Bond Fund	$500,001 -
$1,000,000
		Voya Short Duration Bond Fund	None

Eric Stein, CFA	Voya IM	Voya Intermediate Bond Fund	None

		Voya Strategic Income Opportunities Fund	None

Brian Timberlake,	Voya IM	Voya Strategic Income Opportunities Fund	$100,001-$500,000
Ph.D., CFA10

1In addition to the investments shown in this table, Mr. Banai has allocated a dollar range of $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya Intermediate Bond Fund, $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya Short Duration Bond Fund, and $50,001-$100,000 in fund shares to an investment option that tracks the performance of Voya Strategic Income Opportunities Fund.

2In addition to the investments shown in this table, Mr. Basma has allocated a dollar range of Over $1,000,000 in fund shares to an investment option that tracks the performance of Voya Floating Rate Fund and $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya High Yield Bond Fund.

3In addition to the investments shown in this table, Mr. Dudnick has allocated a dollar range of Over $1,000,000 in fund shares to an investment option that tracks the performance of Voya Short Duration High Income Fund.

4In addition to the investments shown in this table, Mr. Dutra has allocated a dollar range of $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya GNMA Income Fund.

5In addition to the investments show in this table, Mr. Gish has allocated a dollar range of $100,001 - $500,000 in fund shares to an investment option that tracks the performance of Voya Short Duration High Income Fund.

6In addition to the investments shown in this table, Mr. Goodson has allocated a dollar range of $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya Intermediate Bond Fund.

7In addition to the investments show in this table, Mr. Kass has allocated a dollar range of $500,001 - $1,000,000 in fund shares to an investment option that tracks the performance of Voya Short Duration High Income Fund.

8In addition to the investments shown in this table, Mr. McWhorter has allocated a dollar range of $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya GNMA Income Fund.

9In addition to the investments shown in this table, Mr. Parrish has allocated a dollar range of $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya Floating Rate Fund, $10,001-$50,000 in fund shares to an investment option that tracks the performance of Voya High Yield Bond Fund, and $50,001-$100,000 in fund shares to an investment option that tracks the performance of Voya Intermediate Bond Fund.

10In addition to the investments shown in this table, Mr. Timberlake has allocated a dollar range of $100,001-$500,000 in fund shares to an investment option that tracks the performance of Voya Strategic Income Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE